[redacted]

15007834

Nasdaq
805 King Farm Blvd.
Rockville, MD 20850 / USA
Nasdaq.com

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC
JUN 24 2015
Washington, DC 20549
CERT NAS
File No. 001-37413

By Electronic Mail

June 24, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on June 23, 2015 The Nasdaq Stock Market (the "Exchange") received from Concordia Healthcare Corp. (the "Registrant") a copy of the Registrant's application on Form 40-F 12(b) for the registration of the following security:

Common Shares, no par value

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery